Accounts Receivable, Net (Tables) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of Accounts Receivable
	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Accounts receivable*	$2,067,922	$1,883,115	$1,652,658
Allowance for doubtful accounts	(70,238)	(80,799)	(37,898)
Total accounts receivable, net	$1,997,684	$1,802,316	$1,614,760

*	As of June 30, 2022, December 31, 2021, and December 31, 2020, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 12).

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Accounts receivable*	$1,972,435	$1,883,115
Allowance for doubtful accounts	(88,004)	(80,799)
Total accounts receivable, net	$1,884,431	$1,802,316

*	As of September 30, 2022 and December 31, 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 11).

Schedule of Movements of Allowance for Doubtful Accounts

Movements of allowance for doubtful accounts are as follows:

	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
Beginning balance	$80,799	$37,898	$10,325
(Recovery) Addition	(8,350)	43,804	26,894
Write-off	-	-	(646)
Exchange rate effect	(2,211)	(903)	1,325
Ending balance	$70,238	$80,799	$37,898

Movements of allowance for doubtful accounts are as follows:

	September 30, 2022	December 31, 2021
	(Unaudited)
Beginning balance	$80,799	$37,898
Addition	12,616	43,804
Write-off	-	-
Exchange rate effect	(5,411)	(903)
Ending balance	$88,004	$80,799